Subsequent Events (Details Narrative) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended
	Feb. 28, 2013	Mar. 31, 2014	Mar. 31, 2013	Apr. 30, 2014 Subsequent Event 2014 Non-Qualified Performance Equity Award Plan	Apr. 30, 2014 Subsequent Event Securities Purchase Agreement with 31 Group, LLC
Convertible notes, issued					$ 1,964,000
Proceeds from convertible debt		0	1,640,532		600,000
Convertible notes, issuance costs					35,000
Convertible notes, principal amount issued					924,000
Convertible notes, terms					The first convertible note issued on April 28, 2014 has a principal amount of $924,000 and an additional convertible note that may be issued in the principal amount of $1,040,000 and together with the Initial Convertible Note referred to as the Convertible Notes. The purchase price of the Initial Convertible Note was $600,000 and the purchase price of the Additional Convertible Note will be $1,000,000, if issued. The principal amount of the initial convertible note was reduced by $100,000 because a registration statement was filed prior to May 14, 2014 and up to an additional $200,000 if the Company satisfies certain 90 and 120 day deadlines to have effective the registration statement filed.
Convertible notes, conversion terms	Conversion rates of $0.03 to $0.05				The Convertible Notes are convertible at any time, in whole or in part, at the option of 31 Group, LLC into shares of common stock, at a conversion price equal to the lesser of: (i) the variable conversion price which is a formula set forth in the Convertible Notes, and (ii) $0.35 (as adjusted for stock splits, stock dividends, stock combinations or other similar transactions). The Company has the option to redeem the conversion amount then remaining under the Convertible Notes, in whole or in part, in cash at a price equal to 135% of the Conversion Amount of the Note then outstanding.
Convertible notes, maturity date description					The initial convertible note matures on April 28, 2016 and the additional convertible note will mature 2 years after issuance.
Convertible notes, original issue discount					324,000
Convertible notes, interest rate					8.00%
Warrants issued					2,647,059
Warrants issued, exercise price					0.17
Stock options awarded				1,000,000
Stock options, exercise price				$ 0.12
Stock options, value				$ 222,600
Stock options, discount rate				1.74%
Stock options, expected life				5 years
Stock options, expected volatility		156.74%		160.14%